PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	$ 856	¥ 5,957	¥ 10,751
Due from hospitals	58	406	576
Loan receivables	10,066	70,077	151,139
Advances to employees	614	4,271	1,056
Receivables from disposal of medical equipment	17	120	69,410
Deferred expenses			50
Interest receivable	415	2,891	3,680
Dividend receivable	110	766	766
Tax refund	2,078	14,466
Others	708	4,927	5,084
Prepayments and other current assets, gross	14,922	103,881	242,512
Reserve for unrecoverable deposits	(1,295)	(9,013)	(14,798)
Prepayments and other current assets	$ 13,627	¥ 94,868	¥ 227,714